20. Financial risk management objectives and policies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Increase in 500 basic points
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
Effect on income before income tax (loss)	$ (141,280)